Note 5 - Receivables - Accounts and Other Receivable, Net (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Accounts receivable, gross	$ 703,675
Less allowance for doubtful accounts	(409,377)
	294,298
Predecessor [Member]
Accounts receivable, gross		$ 1,110,993
Less allowance for doubtful accounts		(96,748)
		1,014,245
Trade Accounts Receivable [Member]
Accounts receivable, gross	100,660
Trade Accounts Receivable [Member] | Predecessor [Member]
Accounts receivable, gross		460,763
Other Receivables [Member]
Accounts receivable, gross	$ 603,015
Other Receivables [Member] | Predecessor [Member]
Accounts receivable, gross		$ 650,230